Financial Instruments (Details) £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Private Warrants [Member]
Financial Instruments (Details) [Line Items]
Increase in fair value	£ 0.1
Embedded Derivative [Member]
Financial Instruments (Details) [Line Items]
Increase in fair value	£ 0.4